UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2015
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (17.0%):
Comcast Corp., Class A	305,630	$16,242
H&R Block, Inc.	434,000	14,878
Hilton Worldwide Holdings, Inc. (a)	473,200	12,289
Johnson Controls, Inc.	105,400	4,898
Newell Rubbermaid, Inc.	254,500	9,383
PVH Corp.	74,040	8,164
Starbucks Corp.	107,500	9,410
Tractor Supply Co.	63,300	5,138
		80,402
Consumer Staples (13.4%):
Anheuser-Busch InBev NV, ADR	65,260	7,966
CVS Caremark Corp.	134,800	13,232
Diageo PLC, ADR	60,600	7,159
The Procter & Gamble Co.	169,100	14,253
Wal-Mart Stores, Inc.	245,800	20,888
		63,498
Energy (5.6%):
Anadarko Petroleum Corp.	54,047	4,418
Chesapeake Energy Corp.	204,050	3,914
Occidental Petroleum Corp.	153,690	12,295
Schlumberger Ltd.	36,000	2,966
Weatherford International PLC (a)	283,900	2,933
		26,526
Financials (11.9%):
Bank of America Corp.	1,023,500	15,506
Bank of New York Mellon Corp.	209,770	7,552
Citigroup, Inc.	331,380	15,559
Progressive Corp.	453,000	11,755
Regions Financial Corp.	677,400	5,893
		56,265
Health Care (17.3%):
Abbott Laboratories	160,400	7,180
Baxter International, Inc.	135,920	9,557
Eli Lilly & Co.	171,800	12,370
Medtronic PLC	197,800	14,122
Merck & Co., Inc.	266,415	16,059
Pfizer, Inc.	485,720	15,179
Roche Holdings Ltd., ADR	215,380	7,271
		81,738
Industrials (9.6%):
Danaher Corp.	86,030	7,087
Masco Corp.	95,000	2,360
Nielsen Holdings NV	252,800	11,012
Stanley Black & Decker, Inc.	72,200	6,762
United Parcel Service, Inc., Class B	139,396	13,777
W.W. Grainger, Inc.	18,600	4,387
		45,385
Information Technology (22.4%):
Apple, Inc.	87,760	10,282
Applied Materials, Inc.	832,230	19,008
Cisco Systems, Inc.	618,700	16,312
EMC Corp.	657,510	17,050
F5 Networks, Inc. (a)	31,500	3,516
Google, Inc., Class C (a)	38,589	20,627
SAP SE, ADR	100,000	6,536
Twitter, Inc. (a)	150,000	5,630

See notes to schedules of investments.

Security Description	Shares	Value
Visa, Inc., Class A	28,800	$7,341
		106,302
Materials (2.1%):
Air Products & Chemicals, Inc.	67,320	9,802
Total Common Stocks (Cost $417,430)		469,918

Investment Companies (1.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	6,350,407	6,350
Total Investment Companies (Cost $6,350)		6,350
Total Investments (Cost $423,780) — 100.6%		476,268
Liabilities in excess of other assets — (0.6)%		(2,717)
NET ASSETS - 100.00%		$473,551

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on 1/31/15.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

1. Federal Tax Information:

At January 31, 2015, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock	$424,868	$59,368	$(7,968)	$51,400

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Fund (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).

Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2015, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities

Institutional Diversified Stock Fund
Common Stocks	$469,918	$—	$469,918
Investment Companies	—	6,350	6,350
Total	$469,918	$6,350	$476,268

There were no transfers between Level 1 and Level 2 as of January 31, 2015.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Victory Institutional Funds

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher K. Dyer
Christopher K. Dyer, President

Date	March 20, 2015

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 20, 2015